LEASE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Lease
Term of contract	39 months		39 months
Rent expense	$ 368
Operating lease expense	14,210	$ 0	$ 67,198
Operating lease ROU asset	88,354		101,221
Operating lease liability	96,051		110,102
Operating lease expense	$ 14,210		$ 78,154